SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Reclassification out of Accumulated Other Comprehensive Income
The following table sets forth the significant amounts reclassified out of each component of accumulated other comprehensive loss and their effect on net income (loss) for the period (in millions):

	2017	2016	2015
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Amortization of net loss	$(29.8)	$(21.9)	$(25.7)
Amortization of prior service credit	18.4	10.7	4.5
Total before income taxes	(11.4)	(11.2)	(21.2)
Income tax benefit	—	3.8	7.4
Total reclassifications for the period, net of income taxes	$(11.4)	$(7.4)	$(13.8)